Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

		Finite-life					Indefinite-life
For the year ended December 31, 2024	Note	Software	Customer relation-ships	Program and feature film rights	Other	Total	Brands	Spectrum and other licences	Broadcast licences	Total	Total intangible assets
Cost
January 1, 2024		11,345	1,778	651	521	14,295	2,432	5,949	1,434	9,815	24,110
Additions		317	—	1,328	4	1,649	—	553	—	553	2,202
Business acquisitions	4	4	40	—	—	44	4	1	—	5	49
Transfers		1,279	—	—	—	1,279	—	—	—	—	1,279
Retirements and disposals		(860)	—	—	(1)	(861)	—	—	(1)	(1)	(862)
Impairment losses recognized in earnings	8	(85)	—	(144)	(10)	(239)	(49)	—	(578)	(627)	(866)
Amortization included in operating costs		—	—	(1,158)	—	(1,158)	—	—	—	—	(1,158)
Reclassified to assets held for sale	16	—	—	—	—	—	—	(3)	—	(3)	(3)
December 31, 2024		12,000	1,818	677	514	15,009	2,387	6,500	855	9,742	24,751
Accumulated amortization
January 1, 2024		6,193	1,089	—	219	7,501	—	—	—	—	7,501
Amortization		1,142	96	—	45	1,283	—	—	—	—	1,283
Retirements and disposals		(818)	—	—	(1)	(819)	—	—	—	—	(819)
December 31, 2024		6,517	1,185	—	263	7,965	—	—	—	—	7,965
Net carrying amount
January 1, 2024		5,152	689	651	302	6,794	2,432	5,949	1,434	9,815	16,609
December 31, 2024		5,483	633	677	251	7,044	2,387	6,500	855	9,742	16,786

		Finite-life					Indefinite-life
For the year ended December 31, 2023	Note	Software	Customer relation- ships	Program and feature film rights	Other	Total	Brands	Spectrum and other licences	Broadcast licences	Total	Total intangibles assets
Cost
January 1, 2023		10,543	1,802	603	407	13,355	2,435	5,905	1,486	9,826	23,181
Additions		471	—	1,260	149	1,880	—	53	—	53	1,933
Business acquisitions/(business disposition)	4	10	45	—	(4)	51	31	(7)	—	24	75
Transfers		897	—	—	(27)	870	—	—	—	—	870
Retirements and disposals		(576)	(69)	(2)	(4)	(651)	—	(2)	(9)	(11)	(662)
Impairment losses recognized in earnings	8	—	—	(45)	—	(45)	(34)	—	(17)	(51)	(96)
Amortization included in operating costs		—	—	(1,165)	—	(1,165)	—	—	—	—	(1,165)
Reclassified to assets held for sale	16	—	—	—	—	—	—	—	(26)	(26)	(26)
December 31, 2023		11,345	1,778	651	521	14,295	2,432	5,949	1,434	9,815	24,110
Accumulated amortization
January 1, 2023		5,734	1,060	—	204	6,998	—	—	—	—	6,998
Amortization		1,033	98	—	42	1,173	—	—	—	—	1,173
Retirements and disposals		(574)	(69)	—	(2)	(645)	—	—	—	—	(645)
Transfers		—	—	—	(25)	(25)	—	—	—	—	(25)
December 31, 2023		6,193	1,089	—	219	7,501	—	—	—	—	7,501
Net carrying amount
January 1, 2023		4,809	742	603	203	6,357	2,435	5,905	1,486	9,826	16,183
December 31, 2023		5,152	689	651	302	6,794	2,432	5,949	1,434	9,815	16,609